The Non-U.S. Fixed Income Portfolio
Annual Report September 30, 1995

(The following pages should be read in conjunction with The JPM Institutional International Bond Fund
Annual Financial Statements)

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
(LOCAL CURRENCY(1)
  000'S OMITTED)                 SECURITY DESCRIPTION                      VALUE
--------------------------------------------------------------------  ---------------
CORPORATE OBLIGATIONS (26.2%)
CANADA (1.5%)
  GBP     2,617   Hydro-Quebec, 6.50% due 12/09/98..................   $    3,969,537
                                                                      ---------------
FRANCE (5.7%)
  FRF     48,800  Credit Local de France, 7.50% due 03/31/04........        9,893,780
  FRF     24,600  Electricite De France, 8.60% due 04/09/04.........        5,302,650
                                                                      ---------------
                                                                           15,196,430
                                                                      ---------------
GERMANY (10.4%)
  ITL   5,595,000 Bayerische Landesbank Girozentrale, 10.75% due            3,378,686
                    03/01/03........................................
  DEM     4,000   Bayerische Vereinsbank 6.25% due 05/15/00.........        2,842,138
                  KFW International Finance
  DEM     5,000   6.375% due 08/16/00...............................        3,558,265
  DEM     5,000   6.75% due 02/08/02................................        3,561,109
  DEM    17,570   Landesbank Rheinland-Pfalz Girozentrale 7.25% due        12,507,406
                    04/20/05........................................
  DEM     2,600   Sudwestdeutsche Landesbank Capital Markets 6.25%          1,759,412
                    due 10/21/03....................................
                                                                      ---------------
                                                                           27,607,016
                                                                      ---------------
JAPAN (3.1%)
  JPY    740,000  Export-Import Bank of Japan, 4.375% due                   8,329,716
                    10/01/03........................................
                                                                      ---------------
NETHERLANDS (4.2%)
  NLG    17,000   Bank Voor Nederlandsche Gemeenten 7.625% due             11,263,204
                    12/16/02........................................
                                                                      ---------------
UNITED KINGDOM (1.3%)
  GBP     2,400   Halifax Building Society, 6.50% due 02/16/04......        3,313,320
                                                                      ---------------
                  TOTAL CORPORATE OBLIGATIONS (COST $68,046,322)....       69,679,223
                                                                      ---------------
GOVERNMENT OBLIGATIONS (51.3%)
AUSTRALIA (0.5%)
  AUD     1,560   Commonwealth of Australia, 12.00% due 11/15/01....        1,386,811
                                                                      ---------------
AUSTRIA (2.3%)
                  Republic of Austria
  GBP     2,000   9.00% due 07/22/04................................        3,248,933
  DEM     3,800   4.1625% due 02/19/05 (floating rate note).........        2,641,784
  JPY     25,000  3.75% due 02/03/09................................          267,055
                                                                      ---------------
                                                                            6,157,772
                                                                      ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
(LOCAL CURRENCY(1)
  000'S OMITTED)                 SECURITY DESCRIPTION                      VALUE
--------------------------------------------------------------------  ---------------
BELGIUM (4.7%)
  BEF    381,000  Kingdom of Belgium, 6.50% due 03/31/05............   $   12,348,806
                                                                      ---------------
CANADA (3.3%)
  CAD    10,940   Government of Canada, 8.75% due 12/01/05..........        8,687,863
                                                                      ---------------
DENMARK (4.5%)
                  Kingdom of Denmark
  DKK    42,000   7.00% due 12/15/04................................        7,114,920
  DKK    26,930   8.00% due 11/15/01................................        4,970,123
                                                                      ---------------
                                                                           12,085,043
                                                                      ---------------
FRANCE (4.0%)
                  Government of France
  FRF     39,100  7.75% due 04/12/00................................        8,214,613
  FRF     10,850  8.50% due 11/25/02................................        2,355,295
                                                                      ---------------
                                                                           10,569,908
                                                                      ---------------
GERMANY (3.6%)
  DEM    12,150   Federal Republic of Germany, 9.00% due 10/20/00...        9,612,869
                                                                      ---------------
ITALY (5.6%)
                  Republic of Italy
  ITL  13,150,000 9.50% due 01/01/05................................        7,133,212
  ITL    180,000  9.50% due 12/01/97................................          108,324
  JPY    675,000  5.125% due 07/29/03...............................        7,776,929
                                                                      ---------------
                                                                           15,018,465
                                                                      ---------------
JAPAN (12.5%)
                  Government of Japan
  JPY   1,508,100 No. 119, 4.80% due 06/21/99.......................       17,178,227
  JPY    418,850  No. 153, 4.80% due 12/20/02.......................        4,820,443
  JPY    985,800  No. 157, 4.50% due 06/20/03.......................       11,182,120
                                                                      ---------------
                                                                           33,180,790
                                                                      ---------------
NETHERLANDS (3.5%)
                  Government of the Netherlands
  NLG     3,100   9.00% due 05/15/00................................        2,191,449
  NLG    10,070   9.00% due 01/15/01................................        7,153,294
                                                                      ---------------
                                                                            9,344,743
                                                                      ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT
(LOCAL CURRENCY(1)
  000'S OMITTED)                 SECURITY DESCRIPTION                      VALUE
--------------------------------------------------------------------  ---------------
SPAIN (2.9%)
  ESP   1,020,200 Government of Spain, 10.00% due 02/28/05..........   $    7,826,953
                                                                      ---------------
UNITED KINGDOM (3.9%)
  GBP       700   Treasury Conversion, 9.00% due 03/03/00...........        1,164,086
  GBP       750   Treasury Gilt, 6.00% due 08/10/99.................        1,126,140
  GBP     5,240   Treasury Gilt, 7.75% due 09/08/06.................        8,020,619
                                                                      ---------------
                                                                           10,310,845
                                                                      ---------------
                  TOTAL GOVERNMENT OBLIGATIONS (COST
                    $134,691,922)...................................      136,530,868
                                                                      ---------------
SUPRANATIONAL OBLIGATIONS(2) (6.4%)
  ITL   2,537,000 European Investment Bank, 12.20% due 02/18/03.....        1,637,053
                  International Bank for Reconstruction &
                    Development
  JPY    512,100  5.25% due 03/20/02................................        6,045,499
  JPY    865,000  6.00% due 10/18/96................................        9,225,910
                                                                      ---------------
                  TOTAL SUPRANATIONAL OBLIGATIONS (COST
                    $16,421,894)....................................       16,908,462
                                                                      ---------------
SHORT-TERM HOLDINGS (20.1%)
COMMERCIAL PAPER (5.6%)
  USD     5,000   Abbey National North America, 5.73% due                   4,984,879
                    10/20/95........................................
  USD     5,000   Ford Motor Credit Co., 6.00% due 11/17/95.........        4,962,922
  USD     5,000   Glaxo PLC, 6.00% due 10/20/95.....................        4,984,959
                                                                      ---------------
                                                                           14,932,760
                                                                      ---------------
TIME DEPOSITS (14.5%)
                  State Street Bank & Trust Co. London,
  USD     2,684   5.00% due 10/02/95................................        2,684,000
  USD     8,000   5.625% due 10/02/95...............................        8,000,000
  USD    10,000   5.687% due 10/02/95...............................       10,000,000
  USD     8,000   5.625% due 10/04/95...............................        8,000,000
  USD    10,000   5.687% due 10/04/95...............................       10,000,000
                                                                      ---------------
                                                                           38,684,000
                                                                      ---------------
                  TOTAL SHORT-TERM HOLDINGS (COST $53,616,760)......       53,616,760
                                                                      ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                 SECURITY DESCRIPTION                      VALUE
                  --------------------------------------------------  ---------------

FOREIGN CURRENCY (0.1%) (COST $168,771).............................   $      175,984
                                                                      ---------------
TOTAL INVESTMENTS (COST $272,945,669) (104.1%)                            276,911,297

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-4.1%)                    (10,788,380)
                                                                      ---------------
TOTAL NET ASSETS (100.0%)                                              $  266,122,917
                                                                      ---------------
                                                                      ---------------

Note: Based on the cost of investments of $273,497,273 for federal income tax purposes at September 30, 1995, the aggregate gross unrealized appreciation was $5,267,574, and the aggregate gross unrealized depreciation was $1,853,550, resulting in net unrealized appreciation of investments of $3,414,024.

(1)Principal is in the local currency of the country in which the security is traded, which may not be the country of origin.
(2)International Agencies

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $272,945,669)                                       $276,911,297
Cash                                                                                   138
Interest Receivable                                                              7,887,945
Unrealized Appreciation on Forward Foreign Currency Contracts                    1,911,147
Unrealized Appreciation on Spot Foreign Currency Contracts                          75,486
Deferred Organization Expenses                                                       8,081
Prepaid Expenses and Other Assets                                                   43,761
                                                                               -----------
    Total Assets                                                               286,837,855
                                                                               -----------

LIABILITIES
Payable for Securities Purchased                                                16,143,016
Unrealized Depreciation on Forward Foreign Currency Contracts                    4,326,838
Custody Fee Payable                                                                101,762
Advisory Fee Payable                                                                75,940
Organization Expenses Payable                                                        4,397
Fund Services Fee Payable                                                            1,848
Administration Fee Payable                                                           1,262
Accrued Expenses                                                                    59,875
                                                                               -----------
    Total Liabilities                                                           20,714,938
                                                                               -----------

NET ASSETS
Applicable to Investors' Beneficial Interests                                  $266,122,917
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                              $14,045,882
Interest Income (Net of Foreign Withholding Tax of $247,536)
                                                                              ----------

EXPENSES
Advisory Fee                                                      $  782,748
Custodian Fees and Expenses                                          194,680
Financial and Fund Accounting Services Fee                           156,367
Professional Fees                                                     54,310
Fund Services Fee                                                     20,446
Administration Fee                                                    13,862
Trustees' Fees and Expenses                                            5,584
Printing Expenses                                                      4,500
Amortization of Organization Expenses                                  1,919
Registration Fees                                                        610
Insurance Premium Expenses                                               143
Miscellaneous                                                          1,937
                                                                  ----------
                                                                              (1,237,106)
    Total Expenses
                                                                              ----------
                                                                              12,808,776
NET INVESTMENT INCOME

NET REALIZED GAIN ON
Investment Transactions                                           14,189,658
Foreign Currency Transactions                                      1,402,193
                                                                  ----------
                                                                              15,591,851
    Net Realized Gain

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
Investments                                                        3,965,628
Foreign Currency Contracts and Translations                       (2,402,985)
                                                                  ----------
                                                                               1,562,643
    Net Change in Unrealized Appreciation
                                                                              ----------
                                                                              $29,963,270
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                              ----------
                                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                   OCTOBER 11, 1994
                                                                                   (COMMENCEMENT OF
                                                                                  OPERATIONS) THROUGH
                                                                                  SEPTEMBER 30, 1995
                                                                                  -------------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                                $ 12,808,776
Net Realized Gain on Investments and Foreign Currency Transactions                     15,591,851
Net Change in Unrealized Appreciation of Investments and Foreign Currency
 Translations                                                                           1,562,643
                                                                                  -------------------
Net Increase in Net Assets Resulting from Operations                                   29,963,270
                                                                                  -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                         318,237,762
Withdrawals                                                                           (82,178,215)
                                                                                  -------------------
Net Increase from Investors' Transactions                                             236,059,547
                                                                                  -------------------
Total Increase in Net Assets                                                          266,022,817

NET ASSETS
Beginning of Period                                                                       100,100
                                                                                  -------------------
End of Period                                                                        $266,122,917
                                                                                  -------------------
                                                                                  -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                                                   OCTOBER 11, 1994
                                                                                   (COMMENCEMENT OF
                                                                                  OPERATIONS) THROUGH
                                                                                  SEPTEMBER 30, 1995
                                                                                  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Investment Income                                                                  5.73%(a)
  Expenses                                                                               0.55%(a)
Portfolio Turnover                                                                        288%(b)

------------------------
(a) Annualized.
(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on October 11, 1994. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The following is a summary of the significant accounting policies of the
Portfolio:

    a) Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

       Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b) The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rate during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      identification. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and sales of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

    d) The portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar (USD) and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At September 30, 1995, the Portfolio had open forward foreign currency contracts as follows:

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                    U.S. DOLLAR   NET UNREALIZED
                                                                                     VALUE AT      APPRECIATION/
PURCHASE CONTRACTS                                               COST/PROCEEDS       09/30/95     (DEPRECIATION)
-------------------------------------------------------------  ------------------  -------------  ---------------
Belgian Franc 97,253,622, expiring 11/08/95                    $        3,293,384  $   3,316,410   $      23,026
British Pound 4,225,120, expiring 11/08/95                              6,544,711      6,668,613         123,902
Canadian Dollar 13,971,806, expiring 11/08/95                          10,442,111     10,394,003         (48,108)
German Mark 20,831,226, expiring 11/08/95                              14,430,971     14,610,807         179,836
Japanese Yen 415,751,914, expiring 11/08/95                             4,036,426      4,225,584         189,158
Netherlands Guilder 2,826,397, expiring 11/08/95                        1,775,501      1,770,945          (4,556)
Swedish Krona 25,234,214, expiring 11/08/95                             3,505,473      3,633,300         127,827


SALE CONTRACTS
-------------------------------------------------------------
Australian Dollar 1,701,292, expiring 11/08/95                          1,273,417      1,283,131          (9,714)
Belgian Franc 467,398,839, expiring 11/08/95                           15,542,504     15,938,597        (396,093)
British Pound 17,909,962, expiring 11/08/95                            27,844,648     28,267,744        (423,096)
Canadian Dollar 25,643,897, expiring 11/08/95                          19,046,081     19,077,186         (31,105)
Danish Krone 70,388,366, expiring 11/08/95                             12,362,603     12,703,062        (340,459)
French Franc 123,703,727, expiring 11/08/95                            24,535,163     25,125,701        (590,538)
German Mark 75,072,289, expiring 11/08/95                              51,275,513     52,654,927      (1,379,414)
Italian Lira 20,931,535,044, expiring 11/08/95                         12,767,179     12,922,296        (155,117)
Japanese Yen 6,894,249,714, expiring 11/08/95                          71,294,931     70,071,186       1,223,745
Netherlands Guilder 40,048,303, expiring 11/08/95                      24,570,404     25,091,428        (521,024)
Spanish Peseta 1,037,261,187, expiring 11/08/95                         8,173,402      8,359,508        (186,106)
Swedish Krona 25,477,627, expiring 11/08/95                             3,471,555      3,668,348        (196,793)
French Franc 8,725,634, for NLG 2,827,032, expiring 11/08/95            1,771,218      1,772,280          (1,062)
                                                                                                  ---------------
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS                   $  (2,415,691)
                                                                                                  ---------------
                                                                                                  ---------------

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                     U.S. DOLLAR
                                                                                       VALUE AT    NET UNREALIZED
OPEN SPOT FOREIGN CURRENCY PURCHASE CONTRACTS                              COST        09/30/95     APPRECIATION
---------------------------------------------------------------------  ------------  ------------  ---------------
British Pound 5,153,151, expiring 10/02/95                             $  8,066,639  $  8,142,125     $  75,486
                                                                       ------------  ------------       -------

    e) The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    f) The Portfolio's Service Agent, Morgan Guaranty Trust Company of New York ("Morgan"), paid the organization expenses of the Portfolio in the amount of $10,000. The Portfolio has agreed to reimburse Morgan for these costs which are being amortized by the Portfolio on a straight-line basis over a five-year period from the commencement of operations.

2. TRANSACTIONS WITH AFFILIATES

    a) The Portfolio has an investment advisory agreement with Morgan. Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the period October 11, 1994 (commencement of operations) through September 30, 1995, this fee amounted to $782,748.

    b) The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the period October 11, 1994 (commencement of operations) through September 30, 1995, such expenses amounted to $13,862.

    c) During the period October 11, 1994 (commencement of operations) through August 31, 1995, the Portfolio, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan under which Morgan received a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses, and brokerage costs at 0.12% of the Portfolio's average daily net assets up to $200 million, 0.08% of the next $200 million of average daily net assets, and 0.04% on any excess over

THE NON-U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
      $400 million. For the period from October 11, 1994, (commencement of operations) through August 31, 1995, the fee for these services amounted to $156,367. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan which provides for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

    d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $20,446 for the period October 11, 1994 (commencement of operations) through September 30, 1995.

    e) An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period October 11, 1994 (commencement of operations) to September 30, 1995 were as follows:

COST OF PURCHASES  PROCEEDS FROM SALES
-----------------  -------------------
 $   773,222,281     $   567,544,593

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Non-U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Fixed Income Portfolio (the "Portfolio") at September 30, 1995, and the results of its operations, the changes in its net assets and its supplementary data for the period October 11, 1994 (commencement of operations) through September 30, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
November 20, 1995

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